UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/12

Item 1. Reports to Stockholders.

FRANKLIN

STRATEGIC MORTGAGE PORTFOLIO

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Semiannual Report

Franklin Strategic Mortgage Portfolio

Your Fund’s Goal and Main Investments: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund’s investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac.1

We are pleased to bring you Franklin Strategic Mortgage Portfolio’s semiannual report for the period ended March 31, 2012.

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may

     Short-Term be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Performance Overview

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

For the six months under review, Franklin Strategic Mortgage Portfolio – Class A delivered a +2.89% cumulative total return.2 The Fund outperformed the +1.52% total return of its benchmark, the Citigroup U.S. Broad Investment-Grade (USBIG) Mortgage Index, which is the mortgage component of the Citigroup USBIG Bond Index.3 For comparison, the Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies,1 returned +1.88%4 and the Barclays Capital (BC) U.S. Treasury Index, the U.S. Treasury component of the BC U.S. Government Index, had a -0.41% total return.5 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

During the six months under review, Federal Reserve Board (Fed) policymakers maintained historically low interest rates while adopting a restrained view of the economy primarily because of the European sovereign debt crisis and signs the U.S. economic expansion needed further support. In October, the Fed implemented its program (dubbed Operation Twist by commentators) designed to boost the economy by driving down long-term interest rates, which involved the sale of $400 billion in short-term securities and the purchase of an equal amount of long-term securities. The Fed also anticipated it would keep the federal funds target rate at 0% to 0.25% at least through late 2014.

The economy grew moderately during the period. Although the real estate market showed signs of improvement, home foreclosures remained historically high. To help support mortgage conditions, the Fed decided to reinvest principal received from agency debt and agency mortgage-backed securities (MBS)

2. Total return has been calculated as follows: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class.

3. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

4. Source: Lipper Inc. For the six-month period ended 3/31/12, this category consisted of 113 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.

5. Source: © 2012 Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund’s investment return and share price fluctuate with market conditions.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

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in agency MBS. Additionally, federal lawmakers made efforts to strengthen the real estate market by removing some eligibility restrictions and charges associated with refinancing. Geopolitical instability in some oil-producing regions and investor concerns about weak global economic growth contributed to volatility in crude oil prices. After declining to a low of $76 per barrel on October 4, 2011, prices rose to $103 by period-end, largely due to investor concerns about supply disruptions from the Middle East. The pace of economic expansion accelerated in the second half of the period, powered by stronger consumer spending and manufacturing and non-manufacturing growth. Driven by private sector job creation and a four-year low in applications for jobless claims, the unemployment rate fell to a multi-year low of 8.2% in March.6

Generally favorable economic improvements and positive corporate earnings reports somewhat eased investor concerns. During the six months under review, fixed income markets, as measured by the BC U.S. Aggregate Index, posted modest returns. High yield corporate bonds, as measured by the Credit Suisse High Yield Index, and U.S. stocks, as measured by the Standard & Poor’s® 500 Index, delivered their best January and February monthly returns in more than 10 years and ended the period with strong gains.7 Global financial markets, however, were volatile early in the period, following the downgrade of the U.S. long-term credit rating to AA+ from AAA in early August and ongoing concerns over Europe’s sovereign debt crisis. Markets rebounded later in the period as investors became generally more optimistic about the European Union and European Central Bank leaders’ progress in solving the region’s sovereign debt and banking crises. For much of the period, investors sought the perceived safety of U.S. Treasuries. As U.S. economic data improved, however, investors shifted their assets into equities, which drove bond prices lower and yields higher. The 10-year Treasury note yield rose from 1.92% on September 30, 2011, to 2.23% on March 31, 2012.

Investment Strategy

We invest at least 80% of the Fund’s net assets in mortgage securities. Normally we focus on mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae (FNMA) and Freddie Mac (FHLMC). At least 85% of total assets are invested in securities rated BBB or higher by Standard & Poor’s (S&P), or Baa by Moody’s Investors Service (Moody’s), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

6. Source: Bureau of Labor Statistics.

7. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

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*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1. A new Class A share, with a 25 basis point (0.25%) Rule 12b-1 fee, was available to investors as 2/1/12; Class C and Advisor Class shares were also added.

Manager’s Discussion

Mortgage and securitized sectors performed well during the reporting period, posting positive returns and outperforming Treasuries. Treasury rates rose from their recent, range-bound lows near period-end, and mortgages continued to outperform in this environment. Opportunities and risks in the mortgage-backed securities (MBS) sector remained balanced, in our view. Technical conditions stayed supportive with relatively favorable supply-demand characteristics.

The Fed initiated Operation Twist intended to further reduce longer term borrowing costs and spur refinancing and economic activity. As a part of Operation Twist, the Fed reinvested mortgage principal and agency debenture payments into MBS. This program kept the Fed’s MBS portfolio from declining, and some analysts believe it supported the MBS sector. Prepayment risk remained heightened during the review period largely due to historically low mortgage rates and premium market prices. However, prepayment risk was relatively contained as home price depreciation, loss of home equity and tighter underwriting standards inhibited mortgage holders’ ability to refinance their homes.

Many fixed income sectors posted positive returns during the period. One of the leading sectors was commercial mortgage-backed securities (CMBS). Conventional Fannie Mae and Freddie Mac MBS delivered positive returns and outperformed comparable maturity U.S. Treasury securities.

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Franklin Strategic Mortgage Portfolio’s broad mortgage strategy looks across all mortgage opportunity sets to find relative value. The team continued to look for strong cash flow fundamentals and valuations to uncover opportunities across the mortgage investment universe. The Fund’s mortgage exposure had the heaviest allocation to 4.0% and 5.0% coupons. We reduced our allocation to some 4.5% MBS in favor of lower coupon 4.0% MBS.

We remained allocated to CMBS, and credit fundamentals showed signs of stabilization. By our analysis, however, the commercial real estate environment could remain challenged over the intermediate term. We added senior mezzanine securities and some lower rated securities from the CMBS sector. We also added to our non-agency positions at the senior and mezzanine portion of the capital structure. Within securitized sectors, our emphasis remained on higher quality securities that had higher seniority in the capital structure and benefited from strong levels of credit protection.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 3/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

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Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Aggregate and average annual total returns include maximum sales charges. Class A/A1: 4.25% maximum initial sales charge. Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there can be no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:	The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share (renamed Class A1).
Class A1
(formerly Class A):	Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.
Class C:	These shares have higher fees and expenses than Class A shares.
Advisor Class:	These shares are available to certain eligible investors as described in the prospectus.

1. Total returns have been calculated as follows: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and aggregate total returns of Class A shares were +0.80% and -3.48%.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. Distribution rate is based an on annualization of the sum of distributions per share for the last 30 days of March and the maximum offering price (NAV for classes C and Advisor) per share on 3/31/12.

5. The 30-day standardized yield for the 30 days ended 3/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Aggregate total return represents the change in value of an investment over the period indicated. Since Class C shares have existed for less than one year, average annual total return is not available.

8. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and aggregate total returns of Advisor Class shares were +0.84% and +0.84%.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.96%; A1: 0.71%; C: 1.36%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period for Class A1 Actual and Hypothetical expenses and Classes A, C, and Advisor Hypothetical expenses. The multiplier is 60/366 for Actual Class A, C and Advisor expenses to reflect the number of days since inception.

12 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Highlights

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Strategic Mortgage Portfolio

Financial Highlights (continued)

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Highlights (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Strategic Mortgage Portfolio

Financial Highlights (continued)

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2012 (unaudited)

Semiannual Report | 17

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2012 (unaudited) (continued)

18 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2012 (unaudited) (continued)

Semiannual Report | 19

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2012 (unaudited) (continued)

20 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2012 (unaudited) (continued)

Semiannual Report | 21

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2012 (unaudited) (continued)

Principal Amount[a]	Value
Short Term Investments (continued)		
Repurchase Agreements (Cost $12,543,771) 10.7%		
[g]Joint Repurchase Agreement, 0.053%, 4/02/12 (Maturity Value $12,543,826)	12,543,771	$ 12,543,771
BNP Paribas Securities Corp. (Maturity Value $1,145,879)		
Credit Suisse Securities (USA) LLC (Maturity Value $1,432,379)		
Deutsche Bank Securities Inc. (Maturity Value $798,414)		
HSBC Securities (USA) Inc. (Maturity Value $2,148,507)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,148,507)		
Morgan Stanley & Co. LLC (Maturity Value $573,002)		
UBS Securities LLC (Maturity Value $4,297,138)		
Collateralized by U.S. Government Agency Securities, 0.00% - 5.375%, 5/18/12 - 5/04/37; [h]U.S. Government Agency Discount Notes, 9/19/12 - 10/09/12; [h]U.S. Treasury Bills, 9/20/12; and U.S. Treasury Notes, 0.25% - 4.75%, 3/31/12 - 3/31/17 (valued at $12,798,480)		
Total Investments (Cost $168,671,973) 145.5%		170,855,495
Other Assets, less Liabilities (45.5)%		(53,433,629)
Net Assets 100.0%		$117,421,866

[a]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The coupon rate shown represents the rate at period end.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2012, the aggregate value of these securities was $5,117,605, representing 4.36% of net assets.

[c]The bond pays interest and/or principal based on the issuers ability to pay, which may be less than the stated interest rate or principal paydown.

[d]A portion or all of the security purchased on a to-be-announced (TBA) basis. See Note 1(d).

[e]Non-income producing.

[f]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

[g]See Note 1(c) regarding joint repurchase agreement.

[h]The security is traded on a discount basis with no stated coupon rate.

At March 31, 2012, the Fund had the following financial futures contracts outstanding. See Note 1(e).

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Statements

Statement of Assets and Liabilities
March 31, 2012 (unaudited)

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$150,259,766
Cost - Sweep Money Fund (Note 7)	5,868,436
Cost - Repurchase agreements	12,543,771
Total cost of investments	$168,671,973
Value - Unaffiliated issuers	$152,443,288
Value - Sweep Money Fund (Note 7)	5,868,436
Value - Repurchase agreements	12,543,771
Total value of investments	170,855,495
Receivables:	
Investment securities sold	5,452,023
Capital shares sold	83,599
Interest	364,264
Due from brokers	2,800
Variation margin	1,125
Total assets	176,759,306
Liabilities:	
Payables:	
Investment securities purchased	59,021,648
Capital shares redeemed	218,665
Affiliates	45,889
Distributions to shareholders	49,183
Accrued expenses and other liabilities	2,055
Total liabilities	59,337,440
Net assets, at value	$117,421,866
Net assets consist of:	
Paid-in capital	$152,867,930
Distributions in excess of net investment income	(842,436)
Net unrealized appreciation (depreciation)	2,188,309
Accumulated net realized gain (loss)	(36,791,937)
Net assets, at value	$117,421,866

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Strategic Mortgage Portfolio

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
March 31, 2012 (unaudited)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Statements (continued)

Statement of Operations
for the six months ended March 31, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Strategic Mortgage Portfolio

Financial Statements (continued)

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund). The Fund offers four classes of shares: Class A, Class A1, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective February 1, 2012, Class A shares were renamed Class A1, and the Fund began offering three new classes of shares, Class A, Class C, and Advisor Class. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

Semiannual Report | 27

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

28 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on March 30, 2012.

d. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

See Note 9 regarding other derivative information.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of A1 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. No payments were made by the Fund for the period ended March 31, 2012.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

For the period ended March 31, 2012, the Fund paid transfer agent fees of $70,326, of which $36,095 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2011, the Fund deferred realized capital losses of $47,874.

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of mortgage dollar rolls and paydown losses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2012, aggregated $453,561,697 and $420,790,320, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF CREDIT RISK

The Fund has 20.2% of its portfolio invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which may cause the Fund’s net asset value per share to fluctuate. These investments may be less liquid than other investments held by the Fund.

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

9. OTHER DERIVATIVE INFORMATION

At March 31, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended March 31, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended March 31, 2012, the average month end market value of derivatives represented 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 1.

See Note 1(e) regarding derivative financial instruments.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended March 31, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2012, in valuing the Fund’s assets carried at fair value, is as follows:

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange

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Franklin Strategic Mortgage Portfolio

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of a portfolio manager’s bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2011, as well as during the 10 years ended December 31, 2011, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income performance for the Fund during 2011 and in each of the previous nine years as shown in the Lipper report was in the highest or best performing quintile of its Lipper performance universe. The Lipper report showed the Fund’s total return to also be in the highest quintile of its performance universe in 2011, and on an annualized basis to be in the highest quintile of such universe for the previous three-year period, the second-lowest quintile of such universe for the previous five-year period, and the middle quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparison of the management fees and total expense ratio of the Fund with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the contractual investment management fee charged the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper expense comparisons showed that the contractual investment management fee rate for the Fund was in the least expensive quintile of its Lipper expense group and its actual total expense rate was also in the least expensive quintile of such expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show

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Franklin Strategic Mortgage Portfolio

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.40% on the first $250 million of assets; 0.38% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $115 million at the end of 2011, and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Strategic Mortgage Portfolio

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

357 S 05/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Code of Ethics
(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/LAURA F. FERGERSON

Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date May 25, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date May 25, 2012